Commitments and Contingencies - Summary of SOC Projects (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure of contingent liabilities [line items]
Approved amount	₩ 1,860,245
Remaining balance after repayment	992,040
SOC Projects [member]
Disclosure of contingent liabilities [line items]
Approved amount	3,714,184
Remaining balance after repayment	2,127,567
Associates and joint ventures [member] | SOC Projects [member]
Disclosure of contingent liabilities [line items]
Approved amount	821,646
Remaining balance after repayment	580,308
Associates and joint ventures [member] | SOC Projects [member] | POSCO DX Co., Ltd. [member] | UITrans LRT Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	81,883
Remaining balance after repayment	28,371
Associates and joint ventures [member] | SOC Projects [member] | POSCO DX Co., Ltd. [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of contingent liabilities [line items]
Approved amount	24,923
Remaining balance after repayment	22,323
Associates and joint ventures [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | UITrans LRT Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	205,051
Remaining balance after repayment	142,081
Associates and joint ventures [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of contingent liabilities [line items]
Approved amount	319,526
Remaining balance after repayment	286,182
Associates and joint ventures [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Pohang E&E Co,. Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	71,930
Remaining balance after repayment	45,064
Associates and joint ventures [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Pureun Tongyeong Enviro Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	22,714
Remaining balance after repayment	10,924
Associates and joint ventures [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Pure Gimpo Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	51,565
Remaining balance after repayment	23,223
Associates and joint ventures [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Clean Iksan Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	44,054
Remaining balance after repayment	22,140
Others [member]
Disclosure of contingent liabilities [line items]
Approved amount	1,317,735
Remaining balance after repayment	656,715
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Pohang Youngil Bay New Port [member]
Disclosure of contingent liabilities [line items]
Approved amount	2,250
Remaining balance after repayment	1,440
Others [member] | SOC Projects [member]
Disclosure of contingent liabilities [line items]
Approved amount	2,892,538
Remaining balance after repayment	1,547,259
Others [member] | SOC Projects [member] | POSCO DX Co., Ltd. [member] | Western Inland highway CO.,LTD. [member]
Disclosure of contingent liabilities [line items]
Approved amount	47,348
Remaining balance after repayment	30,376
Others [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Western Seoul highway CO.,LTD. and others [member]
Disclosure of contingent liabilities [line items]
Approved amount	62,720
Remaining balance after repayment	29,391
Others [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Western Inland highway CO.,LTD. and others [member]
Disclosure of contingent liabilities [line items]
Approved amount	2,753,470
Remaining balance after repayment	1,459,302
Others [member] | SOC Projects [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Busan Sanseong Tunnel [member]
Disclosure of contingent liabilities [line items]
Approved amount	26,750
Remaining balance after repayment	₩ 26,750